Share Capital	3 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Share Capital

Note 9—Share Capital

As of March 31, 2026, the share capital of Ascendis Pharma A/S consists of 62,376,846 fully paid shares at a nominal value of DKK 1, all in the same share class, and which includes 265,251 ordinary shares represented by ADSs held by Ascendis Pharma A/S. For the three months ended March 31, 2026, the share capital was increased by 399,438 shares.